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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)

                               February 10, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Tax Free Trust
        Rule 497(j) Filing (File Nos. 2-99715 and 811-4386)

Ladies and Gentlemen:

        Van Kampen Tax Free Trust (the "Registrant"), on behalf of each of the seven series listed on Schedule A attached hereto, filed via EDGAR on January 28, 1999, a copy of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectuses and statements of additional information (except for the New York Tax Free Income Fund's Statement of Additional Information) contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        The New York Tax Free Income Fund's Statement of Additional Information contained in the Registration Statement was filed pursuant to Rule 497(c) of the Securities Act on January 29, 1999.

        Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-6774.


                                Very truly yours,

                                /s/ Nicholas Dalmaso

                                Nicholas Dalmaso
                                Assistant Secretary
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                                                                    SCHEDULE A


             VAN KAMPEN TAX FREE TRUST (the "Registrant")


Series of the Registrant:

  Van Kampen Tax Free High Income Fund
  Van Kampen Insured Tax Free Income Fund
  Van Kampen California Insured Tax Free Fund
  Van Kampen Municipal Income Fund
  Van Kampen Intermediate Term Municipal Income Fund
  Van Kampen Florida Insured Tax Free Income Fund
  Van Kampen New York Tax Free Income Fund